Risk Management	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Risk Management
4	RISK MANAGEMENT

Risk management is carried out by the Company’s Risk Management Committee under policies approved by the Company’s Board of Directors.

The Group issues contracts that transfer insurance risk or financial risk or both. This section summarises these risks and the way the Group manages them.

4.1	Insurance risk

4.1.1	Types of insurance risks

The risk under any one insurance contract is the possibility that an insured event occurs and the uncertainty about the amount of the resulting claim. By the very nature of an insurance contract, this risk is random and therefore unpredictable. For a portfolio of insurance contracts where the theory of probability is applied to the pricing and provisioning, the principal risk that the Group faces under its insurance contracts is that the actual claims and benefit payments are less favourable than the underlying assumptions used in establishing the insurance liabilities. This occurs when the frequency or severity of claims and benefits exceeds the estimates. Insurance events are random, and the actual number of claims and the amount of benefits paid will vary each year from estimates established using statistical techniques.

Experience shows that the larger the portfolio of similar insurance contracts, the smaller the relative variability of the expected outcome will be. In addition, a more diversified portfolio is less likely to be affected across the board by a change in any subset of the portfolio. The Group has developed its insurance underwriting strategy to diversify the types of insurance risks accepted and within each of these categories to achieve a sufficiently large population to reduce the variability of the expected outcome. The Group manages insurance risk through underwriting strategies, reinsurance arrangements and claims handling.

The Group manages insurance risks through two types of reinsurance agreements, ceding on a quota share basis or a surplus basis, to cover insurance liability risk. Reinsurance contracts cover almost all products, which contain risk liabilities. The products reinsured include: life insurance, accident and health insurance or death, disability, accident, illness and assistance in terms of product category or function, respectively. These reinsurance agreements spread insured risk to a certain extent and reduce the effect of potential losses to the Group. However, the Group’s direct insurance liabilities to the policyholder are not eliminated because of the credit risk associated with the failure of reinsurance companies to fulfil their responsibilities.

4.1.2	Concentration of insurance risks

All insurance operations of the Group are located in the PRC. There are no significant differences among the regions where the Group underwrites insurance contracts.

The table below presents the Group’s major products of long-term insurance contracts:

Product name	For the year ended 31 December
	2018		2017
	RMB million	%	RMB million	%
Premiums of long-term insurance contracts
Xin Fu Ying Jia Annuity (a)	38,397	7.99%	40,588	8.73%
Hong Fu Zhi Zun Annuity (b)	22,292	4.64%	24,877	5.35%
Xin Ru Yi Annuity (c)	21,960	4.57%	25,166	5.41%
Kang Ning Whole Life (d)	20,667	4.30%	21,435	4.61%
Hong Ying Participating Endowment (e)	1,448	0.30%	3,019	0.65%
Others (f)	375,732	78.20%	349,813	75.25%

Total	480,496	100.00%	464,898	100.00%

Insurance benefits of long-term insurance contracts
Xin Fu Ying Jia Annuity (a)	1,847	1.37%	7,956	4.79%
Hong Fu Zhi Zun Annuity (b)	8,764	6.52%	2	0.00%
Xin Ru Yi Annuity (c)	3,526	2.62%	3,594	2.16%
Kang Ning Whole Life (d)	4,663	3.47%	4,197	2.52%
Hong Ying Participating Endowment (e)	28,741	21.38%	49,796	29.96%
Others (f)	86,857	64.64%	100,679	60.57%

Total	134,398	100.00%	166,224	100.00%

	As at 31 December 2018		As at 31 December 2017
	RMB million	%	RMB million	%
Liabilities of long-term insurance contracts
Xin Fu Ying Jia Annuity (a)	52,440	2.39%	19,771	0.99%
Hong Fu Zhi Zun Annuity (b)	26,741	1.22%	15,236	0.76%
Xin Ru Yi Annuity (c)	71,571	3.27%	53,098	2.66%
Kang Ning Whole Life (d)	289,230	13.21%	268,708	13.44%
Hong Ying Participating Endowment (e)	42,969	1.96%	70,506	3.53%
Others (f)	1,706,843	77.95%	1,571,747	78.62%

Total	2,189,794	100.00%	1,999,066	100.00%

(a)

Xin Fu Ying Jia Annuity is an annuity insurance contract with the options for regular premium of 3 years, 5 years or 10 years. Its insured period extends from the effective date of Xin Fu Ying Jia Annuity to the corresponding date when policyholders reach the age of 88. This product is applicable to healthy policyholders between 28-day-old and 70-year-old. From the effective date to the contractual date starting to claim of Xin Fu Ying Jia Annuity, the annuity payment of first policy year is paid at 20% of the first premium of the product, and the following annuity payments are paid at 20% of the basic sum insured by Xin Fu Ying Jia Annuity. From the first corresponding date after the contractual date starting to claim of annuity, to the corresponding date when the policyholders reach the age of 88-year-old, annuity is paid at 3% of the basic sum insured during the insured period if policyholders live to the annual corresponding effective date; annuity is paid at the premium received (without interest) during the insured period if policyholders live to the contractual date starting to claim of annuity; the contract terminates and death benefit is paid at the premium received (without interest) or the cash value of the contract, whichever greater when death incurred before the contractual date starting to claim of annuity; the contract terminates and death benefit is paid at the cash value of the contract when death incurred after contractual date starting to claim of annuity; the contract terminates and accidental death benefit is paid at the premium received (without interest) less any death benefit paid when accidents occurred and due to which death incurred within 180 days. Death benefit and accidental death benefit are paid only once.

(b)

Hong Fu Zhi Zun Annuity is an annuity insurance contract with the options for annual or monthly payment. The payment period is divided into 3 years, 5 years or 10 years. Its insured period is twenty years. This product is applicable to healthy policyholders between 28-day-old and 60-year-old. From the effective date after one policy year to the expiration date, if the policyholders live to the annual corresponding effective date, the annuity payment is paid at 3% of the annual premium if the payment period is three years; the annuity payment is paid at 6% of the annual premium if the payment period is five years; and the annuity payment is paid at 12% of the annual premium if the payment period is ten years. From the effective date to the effective date after one policy year, if the policyholders survive, the special survival payment shall be paid according to the basic sum insured by Hong Fu Zhi Zun Annuity. The maturity insurance premium is paid at the premium paid (without interest). The death benefit is paid at the insurance premium received (without interest) when accidents occurred.

(c)

Xin Ru Yi Annuity is an annuity insurance contract with the options for regular premium of 3 years, 5 years or 10 years. Its insured period extends from the effective date of Xin Ru Yi Annuity to the corresponding date when policyholders reach the age of 80. This product is applicable to healthy policyholders between 28-day-old and 70-year-old. From the effective date to the contractual date starting to claim of Xin Ru Yi Annuity, the annuity payment of first policy year is paid at 10% of the first premium of the product, and the following annuity payments are paid at the basic sum insured by Xin Ru Yi Annuity. From the first corresponding date after the contractual date starting to claim of annuity to the corresponding date when the policyholders reach the age of 80-year-old, the annuity payment of first policy year is paid at 110% of the basic sum insured during the insured period if policyholders live to the annual corresponding effective date; the following annuity payments increase by 10% of the basic sum on the basis of the previous payment. The maturity insurance premium is paid at the premium paid (without interest). The death benefit is paid at the larger value of the insurance premium (without interest) and the cash value of the contract at the time of the death of the insured.

(d)

Kang Ning Whole Life is a whole life insurance contract with the options for single premium or regular premium of 10 years or 20 years. This product is applicable to healthy policyholders under 70-year-old. The critical illness benefit is paid at 200% of the basic sum insured. Both death and disability benefits are paid at 300% of the basic sum insured less any critical illness benefits paid.

(e)

Hong Ying Participating Endowment is a participating endowment insurance contract with the options for single premium or regular premium of 3 years, 5 years or 10 years. Its insured period can be 6 years, 10 years or 15 years. This product is applicable to healthy policyholders between 30-day-old and 70-year-old. Maturity benefit of a single premium policy is paid at the basic sum insured, while that of a regular premium policy is paid at the basic sum insured multiplied by the number of years of the premium payments. Disease death benefit incurred within the first policy year is paid at the premium received (without interest). Disease death benefit incurred after the first policy year is paid at the basic sum insured for a single premium policy or the basic sum insured multiplied by the number of years of premium payments for a regular premium policy. When accidents occurred during taking a train, a ship or a flight period, death benefit is paid at the basic sum multiplied by 3 insured for a single premium policy or the basic sum multiplied by 3 and times the number of years of premium payments insured for a regular premium policy. When accidents occurred out of the period of taking a train, a ship or a flight, death benefit is paid at the basic sum multiplied by 2 insured for a single premium policy or the basic sum multiplied by 2 and times the number of years of premium payments insured for a regular premium policy.

(f)	Others consist of various long-term insurance contracts with no significant concentration.

4.1.3	Sensitivity analysis

Sensitivity analysis of long-term insurance contracts

Liabilities for long-term insurance contracts and liabilities unbundled from universal life insurance contracts and unit-linked insurance contracts with insurance risk are calculated based on the assumptions on mortality rates, morbidity rates, lapse rates and discount rates. Changes in insurance contract reserve assumptions reflect the Company’s actual operating results and changes in its expectation of future events. The Company considers the potential impact of future risk factors on its operating results and incorporates such potential impact in the determination of assumptions.

Holding all other variables constant, if mortality rates and morbidity rates were to increase or decrease from the current best estimate by 10%, pre-tax profit for the year would have been RMB23,322 million or RMB24,177 million (as at 31 December 2017: RMB19,731 million or RMB20,559 million) lower or higher, respectively.

Holding all other variables constant, if lapse rates were to increase or decrease from the current best estimate by 10%, pre-tax profit for the year would have been RMB1,672 million or RMB1,535 million (as at 31 December 2017: RMB1,940 million or RMB1,989 million) lower or higher, respectively.

Holding all other variables constant, if the discount rates were 50 basis points higher or lower than the current best estimate, pre-tax profit for the year would have been RMB83,634 million or RMB95,212 million (as at 31 December 2017: RMB70,732 million or RMB80,152 million) higher or lower, respectively.

Sensitivity analysis of short-term insurance contracts

The assumptions of reserves for claims and claim adjustment expenses may be affected by other variables such as claims payment of short-term insurance contracts, which may result in the synchronous changes to reserves for claims and claim adjustment expenses.

Holding all other variables constant, if claim ratios are 100 basis points higher or lower than the current assumption, pre-tax profit is expected to be RMB551 million (as at 31 December 2017: RMB445 million) lower or higher, respectively.

The following table indicates the claim development for short-term insurance contracts without taking into account the impacts of ceded business:

Estimated claims expenses	Short-term insurance contracts (accident year)
	2014	2015	2016	2017	2018	Total
Year end	16,499	20,497	27,120	33,926	40,601
1 year later	17,265	21,427	27,303	34,845
2 years later	16,726	21,422	26,851
3 years later	16,726	21,422
4 years later	16,726

Estimated accumulated claims expenses	16,726	21,422	26,851	34,845	40,601	140,445
Accumulated claims expenses paid	(16,726)	(21,422)	(26,851)	(33,476)	(27,165)	(125,640)

Unpaid claims expenses	—	—	—	1,369	13,436	14,805

The following table indicates the claim development for short-term insurance contracts taking into account the impacts of ceded business:

Estimated claims expenses	Short-term insurance contracts (accident year)
	2014	2015	2016	2017	2018	Total
Year end	16,379	20,359	26,897	33,700	40,157
1 year later	17,127	21,262	27,107	34,560
2 years later	16,589	21,259	26,655
3 years later	16,589	21,259
4 years later	16,589

Estimated accumulated claims expenses	16,589	21,259	26,655	34,560	40,157	139,220
Accumulated claims expenses paid	(16,589)	(21,259)	(26,655)	(33,204)	(26,848)	(124,555)

Unpaid claims expenses	—	—	—	1,356	13,309	14,665

4.2	Financial risk

The Group’s activities are exposed to a variety of financial risks. The key financial risk is that proceeds from the sale of financial assets will not be sufficient to fund the obligations arising from the Group’s insurance and investment contracts. The most important components of financial risk are market risk, credit risk and liquidity risk.

The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimise potential adverse effects on the financial performance of the Group. Risk management is carried out by a designated department under policies approved by management. The responsible department identifies, evaluates and manages financial risks in close cooperation with the Group’s operating units. The Group provides written principles for overall risk management, as well as written policies covering specific areas, such as managing market risk, credit risk, and liquidity risk.

The Group manages financial risk by holding an appropriately diversified investment portfolio as permitted by laws and regulations designed to reduce the risk of concentration in any one specific industry or issuer. The structure of the investment portfolio held by the Group is disclosed in Note 9.

The sensitivity analyses below are based on a change in an assumption while holding all other assumptions constant. In practice this is unlikely to occur, and changes in some of the assumptions may be correlated, such as change in interest rate and change in market price.

4.2.1	Market risk

(i)	Interest rate risk

Interest rate risk is the risk that the value or future cash flows of a financial instrument will fluctuate due to changes in market interest rates. The Group’s financial assets are principally composed of term deposits, debt securities and loans which are exposed to interest rate risk. Changes in the level of interest rates could have a significant impact on the Group’s overall investment return. Many of the Group’s insurance policies offer guaranteed returns to policyholders. These guarantees expose the Group to interest rate risk.

The Group manages interest rate risk through adjustments to portfolio structure and duration, and, to the extent possible, by monitoring the mean duration of its assets and liabilities.

The sensitivity analysis for interest rate risk illustrates how changes in interest income and the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates at the end of the reporting period.

As at 31 December 2018, if market interest rates were 50 basis points higher or lower with all other variables held constant, pre-tax profit for the year would have been RMB145 million (as at 31 December 2017: RMB35 million) lower or higher, respectively, mainly as a result of higher or lower interest income on floating rate cash and cash equivalents, term deposits, statutory deposits - restricted, debt securities and loans and the fair value losses or gains on debt securities assets at fair value through profit or loss. Pre-taxavailable-for-sale reserve in equity would have been RMB13,749 million or RMB10,045 million (as at 31 December 2017: RMB11,463 million or RMB8,306 million) lower or higher, as a result of a decrease or increase in the fair value of available-for-sale securities.

(ii)	Price risk

Price risk arises mainly from the volatility of prices of equity securities held by the Group. Prices of equity securities are determined by market forces. The Group is subject to increased price risk largely because China’s capital markets are relatively volatile.

The Group manages price risk by holding an appropriately diversified investment portfolio as permitted by laws and regulations designed to reduce the risk of concentration in any one specific industry or issuer.

As at 31 December 2018, if the prices of all the Group’s equity securities had increased or decreased by 10% with all other variables held constant, pre-tax profit for the year would have been RMB5,073 million (as at 31 December 2017: RMB3,341 million or RMB5,393 million) higher or lower, respectively, mainly as a result of an increase or decrease in fair value of equity securities excluding available-for-sale securities. Pre-tax available-for-sale reserve in equity would have been RMB24,898 million or RMB34,474 million (as at 31 December 2017: RMB23,423 million or RMB32,651 million) higher or lower, respectively, as a result of an increase or decrease in fair value of available-for-sale equity securities. If prices decreased to the extent that the impairment criteria were met, a portion of such decrease of the available-for-sale equity securities would reduce pre-tax profit through impairment.

(iii)	Currency risk

Currency risk is the volatility of fair value or future cash flows of financial instruments resulted from changes in foreign currency exchange rates. The Group’s currency risk exposure mainly arises from cash and cash equivalents, term deposits, debt investments, equity investments, interest-bearing loans and borrowings denominated in currencies other than the functional currency, such as US dollar, HK dollar, GB pound and EUR, etc.

The following table summarises primary financial assets and financial liabilities denominated in currencies other than RMB as at 31 December 2018 and 2017, expressed in RMB equivalent:

As at 31 December 2018	US dollar	HK dollar	GB pound	EUR	Others	Total
Financial assets
Equity securities
- Available-for-sale securities	9,994	41,379	—	—	—	51,373
- Securities at fair value through profit or loss	4,511	163	951	2,315	1,076	9,016
Debt securities
- Held-to-maturity securities	150	—	—	—	—	150
- Loans	1,766	—	—	—	—	1,766
- Available-for-sale securities	2,240	—	—	—	—	2,240
- Securities at fair value through profit or loss	627	—	19	7	4	657
Term deposits	7,502	—	—	—	—	7,502
Cash and cash equivalents	1,768	261	287	42	—	2,358

Total	28,558	41,803	1,257	2,364	1,080	75,062

Financial liabilities
Interest-bearing loans and other borrowings	13,108	—	2,385	4,657	—	20,150

Total	13,108	—	2,385	4,657	—	20,150

As at 31 December 2017	US dollar	HK dollar	GB pound	EUR	Others	Total
Financial assets
Equity securities
- Available-for-sale securities	8,697	28,859	—	—	—	37,556
- Securities at fair value through profit or loss	4,707	146	1,088	2,690	1,198	9,829
Debt securities
- Held-to-maturity securities	155	—	—	—	—	155
- Loans	952	—	—	—	—	952
- Available-for-sale securities	1,229	—	—	—	—	1,229
- Securities at fair value through profit or loss	435	—	18	5	5	463
Term deposits	7,744	—	—	—	—	7,744
Cash and cash equivalents	1,246	185	282	128	3	1,844

Total	25,165	29,190	1,388	2,823	1,206	59,772

Financial liabilities
Interest-bearing loans and other borrowings	12,480	—	2,413	3,901	—	18,794

Total	12,480	—	2,413	3,901	—	18,794

As at 31 December 2018, if RMB had strengthened or weakened by 10% against US dollar, HK dollar, GB pound, EUR and other foreign currencies, with all other variables held constant, pre-tax profit for the year would have been RMB353 million (as at 31 December 2017: RMB308 million) lower or higher, respectively, mainly as a result of foreign exchange losses or gains on translation of US dollar, HK dollar, GB pound, EUR and other foreign currencies denominated financial assets and financial liabilities other than the available-for-sale equity securities included in the table above. Pre-tax available-for-sale reserve in equity would have been RMB4,909 million (as at 31 December 2017: RMB3,541 million) lower or higher, respectively, as a result of foreign exchange losses or gains on translation of the available-for-sale equity securities at fair value. The actual exchange losses in 2018 were RMB194 million (2017: exchange gains of RMB52 million).

4.2.2	Credit risk

Credit risk is the risk that one party of a financial transaction or the issuer of a financial instrument will fail to discharge its obligation and cause another party to incur a financial loss. Because the Group’s investment portfolio is restricted to the types of investments as permitted by the China Banking and Insurance Regulatory Commission (“CBIRC”) and a significant portion of the portfolio is in government bonds, government agency bonds, corporate bonds with higher credit rating and term deposits with the state-owned commercial banks, the Group’s overall exposure to credit risk is relatively low.

Credit risk is controlled by the application of credit approvals, limits and monitoring procedures. The Group manages credit risk through in-house research and analysis of the Chinese economy and the underlying obligors and transaction structures. Where appropriate, the Group obtains collateral in the form of rights to cash, securities, property and equipment to lower the credit risk.

Credit risk exposure

The carrying amount of financial assets included on the consolidated statement of financial position represents the maximum credit risk exposure at the reporting date without taking account of any collateral held or other credit enhancements attached. The Group has no credit risk exposure relating to off-balance sheet items as at 31 December 2018 and 2017.

Collateral and other credit enhancements

Securities purchased under agreements to resell are pledged by counterparties’ debt securities or term deposits of which the Group could take the ownership if the owner of the collateral defaults. Policy loans and most of premium receivables are collateralised by their policies’ cash value according to the terms and conditions of policy loan contracts and policy contracts, respectively.

Credit quality

The Group’s debt securities investment mainly includes government bonds, government agency bonds, corporate bonds and subordinated bonds or debts, and most of the debt securities are guaranteed by either the Chinese government or Chinese government controlled financial institutions. As at 31 December 2018, 99.9% (as at 31 December 2017: 99.9%) of the corporate bonds held by the Group or the issuers of these corporate bonds had credit ratings of AA/A-2 or above. As at 31 December 2018, 99.9% (as at 31 December 2017: 99.9%) of the subordinated bonds or debts held by the Group either had credit ratings of AA/A-2 or above, or were issued by national commercial banks. The bonds, debts or their issuers’ credit ratings are assigned by a qualified appraisal institution in the PRC and updated at each reporting date.

As at 31 December 2018, 99.9% (as at 31 December 2017: 99.8%) of the Group’s bank deposits are with the four largest state-owned commercial banks, other national commercial banks and China Securities Depository and Clearing Corporation Limited (“CSDCC”) in the PRC. The Group believes these commercial banks, and CSDCC have a high credit quality. The Group’s most other loans excluding policyholder loans, are guaranteed by third parties or with pledge, or have the fiscal annual budget income as the source of repayment, or have higher credit rating borrowers. As a result, the Group concludes that the credit risk associated with term deposits and accrued investment income thereof, statutory deposits - restricted, other loans, and cash and cash equivalents has not caused a material impact on the Group’s consolidated financial statements as at 31 December 2018 and 2017.

The credit risk associated with securities purchased under agreements to resell, policy loans and most of premium receivables has not caused a material impact on the Group’s consolidated financial statements taking into consideration their sufficient collateral held and maturity terms of no more than one year as at 31 December 2018 and 2017.

4.2.3	Liquidity risk

Liquidity risk is the risk that the Group is unable to obtain funds at a reasonable funding cost when required to meet a repayment obligation and fund its asset portfolio within a certain time.

In the normal course of business, the Group attempts to match the maturity of financial assets to the maturity of insurance and financial liabilities.

The following tables set forth the contractual and expected undiscounted cash flows for financial assets and liabilities and insurance liabilities:

			Contractual and expected cash flows (undiscounted)
As at 31 December 2018	Carrying value	Without maturity	Not later than 1 year	Later than 1 year but not later than 3 years	Later than 3 years but not later than 5 years	Later than 5 years
Financial assets

Contractual cash inflows
Equity securities	422,780	422,780	—	—	—	—
Debt securities	1,391,310	—	80,801	290,449	298,644	1,417,910
Loans	450,251	—	182,978	101,149	88,718	172,050
Term deposits	559,341	—	172,525	145,634	237,508	77,961
Statutory deposits - restricted	6,333	—	782	739	6,005	—
Securities purchased under agreements to resell	9,905	—	9,905	—	—	—
Accrued investment income	48,402	—	47,834	540	28	—
Premiums receivable	15,648	—	15,648	—	—	—
Cash and cash equivalents	50,809	—	50,809	—	—	—

Subtotal	2,954,779	422,780	561,282	538,511	630,903	1,667,921

Financial and insurance liabilities

Expected cash outflows
Insurance contracts	2,216,031	—	197,289	222,170	(13,489)	(4,391,739)
Investment contracts	255,434	—	(13,098)	(10,293)	(11,422)	(629,318)

Contractual cash outflows
Securities sold under agreements to repurchase	192,141	—	(192,141)	—	—	—
Financial liabilities at fair value through profit or loss	2,680	(2,680)	—	—	—	—
Annuity and other insurance balances payable	49,465	—	(49,465)	—	—	—
Interest-bearing loans and other borrowings	20,150	—	(16,977)	(3,798)	—	—

Subtotal	2,735,901	(2,680)	(74,392)	208,079	(24,911)	(5,021,057)

Net cash inflow/(outflow)	218,878	420,100	486,890	746,590	605,992	(3,353,136)

			Contractual and expected cash flows (undiscounted)
As at 31 December 2017	Carrying value	Without maturity	Not later than 1 year	Later than 1 year but not later than 3 years	Later than 3 years but not later than 5 years	Later than 5 years
Financial assets

Contractual cash inflows
Equity securities	409,528	409,528	—	—	—	—
Debt securities	1,255,052	—	127,830	240,582	271,538	1,240,465
Loans	383,504	—	141,679	105,063	64,386	128,753
Term deposits	449,400	—	104,976	252,571	133,013	2,823
Statutory deposits - restricted	6,333	—	4,084	734	2,106	—
Securities purchased under agreements to resell	36,185	—	36,185	—	—	—
Accrued investment income	50,641	—	44,789	5,602	250	—
Premiums receivable	14,121	—	14,121	—	—	—
Cash and cash equivalents	48,586	—	48,586	—	—	—

Subtotal	2,653,350	409,528	522,250	604,552	471,293	1,372,041

Financial and insurance liabilities

Expected cash outflows
Insurance contracts	2,025,133	—	16,319	221,905	47,109	(3,807,542)
Investment contracts	232,500	—	(15,308)	(29,981)	(26,892)	(388,320)

Contractual cash outflows
Securities sold under agreements to repurchase	87,309	—	(87,309)	—	—	—
Financial liabilities at fair value through profit or loss	2,529	(2,529)	—	—	—	—
Annuity and other insurance balances payable	44,820	—	(44,820)	—	—	—
Interest-bearing loans and other borrowings	18,794	—	(1,240)	(18,557)	—	—

Subtotal	2,411,085	(2,529)	(132,358)	173,367	20,217	(4,195,862)

Net cash inflow/(outflow)	242,265	406,999	389,892	777,919	491,510	(2,823,821)

The amounts set forth in the tables above for insurance and investment contracts in each column are the cash flows representing expected future benefit payments taking into consideration of future premiums payments or deposits from policyholders. The excess cash inflows from matured financial assets will be reinvested to cover any future liquidity exposures. The estimate is subject to assumptions related to mortality, morbidity, the lapse rate, the loss ratio of short-term insurance contracts, expense and other assumptions. Actual experience may differ from estimates.

The liquidity analysis above does not include policyholder dividends payable amounting to RMB85,071 million as at 31 December 2018 (as at 31 December 2017: RMB83,910 million). As at 31 December 2018, declared dividends of RMB74,932 million (as at 31 December 2017: RMB68,731 million) included in policyholder dividends payable have a maturity not later than one year. For the remaining policyholder dividends payable, the amount and timing of the undiscounted cash flows are indeterminate due to the uncertainty of future experiences including investment returns and are subject to future declarations by the Group.

Although all investment contracts with DPF and investment contracts without DPF contain contractual options to surrender that can be exercised immediately by all policyholders at any time, the Group’s expected cash flows as shown in the above tables are based on past experience and future expectations. Should these contracts be surrendered immediately, it would cause a cash outflow of RMB58,669 million and RMB194,290 million, respectively for the year ended 31 December 2018 (2017: RMB56,709 million and RMB173,557 million, respectively), payable within one year.

4.2.4	Capital management

The Group’s objectives for managing capital are to comply with the insurance capital requirements based on the minimum capital and actual capital required by the CBIRC, prevent risk in operation and safeguard the Group’s ability to continue as a going concern so that it can continue to provide returns for equity holders and benefits for other stakeholders. The Group replenishes capital to improve the solvency ratio by issuing subordinated bonds and Core Tier 2 Capital Securities according to the relevant laws and the approval of the relevant authorities.

The Group is also subject to other local capital requirements, such as statutory deposits - restricted requirement, statutory insurance fund requirement, statutory reserve fund requirement and general reserve requirement discussed in detail in Note 9.4, Note 20 and Note 36, respectively.

The Group manages capital to ensure its continuous and full compliance with the regulations mainly through monitoring its quarterly solvency ratios, as well as the solvency ratio based on annual stress testing.

The table below summarises the core and comprehensive solvency ratio, core capital, actual capital and minimum capital of the Company under Insurance Institution Solvency Regulations (No.1 - No.17):

	As at 31 December 2018	As at 31 December 2017
	RMB million	RMB million
Core capital	761,353	706,516
Actual capital	761,367	706,623
Minimum capital	303,872	254,503
Core solvency ratio	251%	278%
Comprehensive solvency ratio	251%	278%

According to the solvency ratios results mentioned above, and the unquantifiable evaluation results of operational risk, strategic risk, reputational risk and liquidity risk of insurance companies, the CBIRC evaluates the comprehensive solvency of insurance companies and supervises insurance companies by classifying them into four categories:

(i)	Category A: solvency ratios meet the requirements, and the operational risk, strategic risk, reputational risk and liquidity risk are very low;

(ii)	Category B: solvency ratios meet the requirements, and the operational risk, strategic risk, reputational risk and liquidity risk are low;

(iii)	Category C: solvency ratios do not meet the requirements or solvency ratios meet the requirements but one or several risks in operation, strategy, reputation and liquidity are high;

(iv)	Category D: solvency ratios do not meet the requirements or solvency ratios meet the requirements but one or several risks in operation, strategy, reputation and liquidity are severe.

According to the Supervision Information System of the China Risk Oriented Solvency System, the latest Integrated Risk Rating result of the Company was Category A.

4.3	Disclosures about interest in unconsolidated structured entities

The Group’s interest in unconsolidated structured entities are recorded as securities at fair value through profit or loss, available-for-sale securities and loans. These structured entities typically raise funds by issuing securities or other beneficiary certificates. The purpose of these structured entities is primarily to generate management service fees, or provide finance to public and private infrastructure construction. Refer to Note 3.5 for the Group’s consolidation judgments related to structured entities.

These structured entities that the Group has interest in are guaranteed by third parties with higher credit ratings, or by pledging, or by having the fiscal budget income as the source of repayment, or by borrowers with higher credit ratings.

The Group did not guarantee or provide any financing support for the structured entities that the Group had interest in or sponsored.

(i)	The unconsolidated structured entities that the Group has interest in

The Group believes that the maximum exposure approximates the carrying amount of interest in these unconsolidated structured entities. The size of unconsolidated structured entities as well as the Group’s carrying amount of the assets recognised in the financial statement relating to its interest in unconsolidated structured entities and the Group’s maximum exposure are shown below:

As at 31 December 2018	Unconsolidated structured entities
	Size	Carrying amount of assets	Maximum exposure	Interest held by the
	RMB Million	RMB Million	RMB Million	Group
Funds managed by affiliated entities	120,797	629	629	Investment income and service fee
Funds managed by third parties	Note 1	104,678	104,678	Investment income
Trust schemes managed by affiliated entities	3,800	2,680	2,680	Investment income and service fee
Trust schemes managed by third parties	Note 1	89,769	89,769	Investment income
Debt investment schemes managed by affiliated entities	59,456	32,029	32,029	Investment income and service fee
Debt investment schemes managed by third parties	Note 1	33,330	33,330	Investment income
Others managed by affiliated entities Note 2	422,006	9,502	9,502	Investment income and service fee
Others managed by third parties Note 2	Note 1	110,035	110,035	Investment income

As at 31 December 2017	Unconsolidated structured entities
	Size	Carrying amount of assets	Maximum exposure
	RMB Million	RMB Million	RMB Million	Interest held by the Group
Funds managed by affiliated entities	127,706	3,239	3,239	Investment income and service fee
Funds managed by third parties	Note 1	97,772	97,772	Investment income
Trust schemes managed by affiliated entities	500	400	400	Investment income and service fee
Trust schemes managed by third parties	Note 1	75,263	75,263	Investment income
Debt investment schemes managed by affiliated entities	52,014	36,359	36,359	Investment income and service fee
Debt investment schemes managed by third parties	Note 1	32,209	32,209	Investment income
Others managed by affiliated entities Note 2	303,976	8,676	8,676	Investment income and service fee
Others managed by third parties Note 2	Note 1	107,859	107,859	Investment income

Note 1:	Funds, trust schemes, debt investment schemes and others managed by third parties were sponsored by third party financial institutions and the information related to size of these structured entities were not publicly available.
Note 2:	Others included wealth management products, special asset management schemes, and asset-backed plans, etc.

(ii)	The unconsolidated structured entities that the Group has sponsored but does not have interest in

As at 31 December 2018, the size of the unconsolidated structured entities that the Group sponsored but had no interest was RMB400,419 million (as at 31 December 2017: RMB252,017 million), which were mainly funds, special asset management schemes, pension security products and pension products, etc., sponsored by the Group to generate management service fee income. In 2018, the management service fee from these structured entities was RMB1,338 million (2017: RMB736 million), which was recorded as other income. The Group did not transfer assets to these structured entities.

4.4	Fair value hierarchy

Level 1 fair value is based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can obtain at the measurement date.

Other than Level 1 quoted prices, Level 2 fair value is based on valuation techniques using significant inputs, that are observable for the asset being measured, either directly or indirectly, for substantially the full term of the asset through corroboration with observable market data. Observable inputs generally used to measure the fair value of securities classified as Level 2 include quoted market prices for similar assets in active markets; quoted market prices in markets that are not active for identical or similar assets and other market observable inputs. This level includes the debt securities for which quotations are available from pricing services providers. Fair values provided by pricing services providers are subject to a number of validation procedures by management. These procedures include a review of the valuation models utilised and the results of these models, as well as the recalculation of prices obtained from pricing services at the end of each reporting period.

Under certain conditions, the Group may not receive a price quote from independent third-party pricing services. In this instance, the Group’s valuation team may choose to apply an internally developed valuation method to the assets or liabilities being measured, determine the main inputs for valuation, and analyse the change of the valuation and report it to management. Key inputs involved in internal valuation services are not based on observable market data. They reflect assumptions made by management based on judgements and experiences. The assets or liabilities valued by this method are generally classified as Level 3.

As at 31 December 2018, assets classified as Level 1 accounted for approximately 33.30% of assets measured at fair value on a recurring basis. Fair value measurements classified as Level 1 include certain debt securities, equity securities that are traded in an active exchange market or interbank market and open-ended funds with public market price quotation. The Group considers a combination of certain factors to determine whether a market for a financial instrument is active, including the occurrence of trades within the specific period, the respective trading volume, and the degree which the implied yields for a debt security for observed transactions differs from the Group’s understanding of the current relevant market rates and information. Trading prices from the Chinese interbank market are determined by both trading counterparties and can be observed publicly. The Company adopted this price of the debt securities traded on the Chinese interbank market at the reporting date as their fair market value and classified the investments as Level 1. Open-ended funds also have active markets. Fund management companies publish the net asset value of these funds on their websites on each trade date. Investors subscribe for and redeem units of these funds in accordance with the funds’ net asset value published by the fund management companies on each trade date. The Company adopted the unadjusted net asset value of the funds at the reporting date as their fair market value and classified the investments as Level 1.

As at 31 December 2018, assets classified as Level 2 accounted for approximately 48.57% of assets measured at fair value on a recurring basis. They primarily include certain debt securities and equity securities. Valuations are generally obtained from third party pricing services for identical or comparable assets, or through the use of valuation methodologies using observable market inputs, or recent quoted market prices. Valuation service providers typically gather, analyse and interpret information related to market transactions and other key valuation model inputs from multiple sources, and through the use of widely accepted internal valuation models, provide a theoretical quote on various securities. Debt securities are classified as Level 2 when they are valued at recent quoted prices from the Chinese interbank market or from valuation service providers.

At 31 December 2018, assets classified as Level 3 accounted for approximately 18.13% of assets measured at fair value on a recurring basis. They primarily include unlisted equity securities and unlisted debt securities. Fair values are determined using valuation techniques, including discounted cash flow valuations, the comparable companies approach, etc. The determination of Level 3 is primarily based on the significance of certain unobservable inputs.

For the accounting policies regarding the determination of fair values of financial assets and liabilities, see Note 3.2.

The following table presents the Group’s quantitative disclosures of fair value measurement hierarchy for assets and liabilities measured at fair value as at 31 December 2018:

	Fair value measurement using			Total
	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3
	RMB million	RMB million	RMB million	RMB million
Assets measured at fair value
Available-for-sale securities
- Equity securities
Funds	92,260	44	—	92,304
Common stocks	113,750	15,871	13,848	143,469
Preferred stocks	—	—	32,707	32,707
Wealth management products	—	31,348	—	31,348
Others	34	—	53,445	53,479
- Debt securities
Government bonds	2,587	25,853	—	28,440
Government agency bonds	53,433	126,840	—	180,273
Corporate bonds	10,206	175,514	—	185,720
Subordinated bonds/debts	—	21,314	200	21,514
Others	—	1,595	79,048	80,643
Securities at fair value through profit or loss
- Equity securities
Funds	13,891	76	—	13,967
Common stocks	34,392	849	—	35,241
Wealth management products	—	1,506	—	1,506
- Debt securities
Government bonds	82	36	—	118
Government agency bonds	1,556	5,204	—	6,760
Corporate bonds	7,052	72,722	—	79,774
Others	—	1,351	—	1,351

Total	329,243	480,123	179,248	988,614

Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	(2,680)	—	—	(2,680)
Investment contracts at fair value through profit or loss	(9)	—	—	(9)
Derivative financial liabilities	—	—	(1,877)	(1,877)

Total	(2,689)	—	(1,877)	(4,566)

The following table presents the changes in Level 3 assets and liabilities for the year ended 31 December 2018:

	Available-for-sale securities		Securities at fair value through profit or loss	Total assets	Derivative financial liabilities	Total liabilities
	Debt securities	Equity securities	Equity securities
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Opening balance	57,333	89,111	655	147,099	—	—
Purchases	19,755	7,891	—	27,646	—	—
Transferred into Level 3	—	180	—	180	—	—
Transferred out of Level 3	—	(467)	(655)	(1,122)	—	—
Total gains/(losses) recorded in profit or loss	—	—	—	—	(1,877)	(1,877)
Total gains/(losses) recorded in other comprehensive income	3,024	3,446	—	6,470	—	—
Disposals	—	(161)	—	(161)	—	—
Maturity	(864)	—	—	(864)	—	—

Closing balance	79,248	100,000	—	179,248	(1,877)	(1,877)

The following table presents the Group’s quantitative disclosures of fair value measurement hierarchy for assets and liabilities measured at fair value as at 31 December 2017:

	Fair value measurement using			Total
	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3
	RMB million	RMB million	RMB million	RMB million
Assets measured at fair value
Available-for-sale securities
- Equity securities
Funds	91,319	25	—	91,344
Common stocks	105,326	8,637	15,461	129,424
Preferred stocks	—	—	31,651	31,651
Wealth management products	—	40,327	—	40,327
Others	28	—	41,999	42,027
- Debt securities
Government bonds	2,436	22,196	—	24,632
Government agency bonds	38,542	119,223	—	157,765
Corporate bonds	5,920	191,213	—	197,133
Subordinated bonds/debts	—	13,295	200	13,495
Others	—	4,966	57,133	62,099
Securities at fair value through profit or loss
- Equity securities
Funds	9,825	67	—	9,892
Common Stocks	42,475	896	655	44,026
- Debt securities
Government bonds	29	2,052	—	2,081
Government agency bonds	4,774	4,310	—	9,084
Corporate bonds	4,498	62,417	—	66,915
Others	—	4,811	—	4,811

Total	305,172	474,435	147,099	926,706

Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	(2,529)	—	—	(2,529)
Investment contracts at fair value through profit or loss	(12)	—	—	(12)

Total	(2,541)	—	—	(2,541)

The following table presents the changes in Level 3 assets for the year ended 31 December 2017:

	Available-for-sale securities		Securities at fair value through profit or loss	Total
	Debt securities RMB million	Equity securities RMB million	Equity securities RMB million	RMB million
Opening balance	13,733	76,445	1,061	91,239
Purchases	47,909	15,197	—	63,106
Transferred into Level 3	—	2,842	695	3,537
Transferred out of Level 3	—	(5,598)	(1,059)	(6,657)
Total gains/(losses) recorded in profit or loss	—	—	(42)	(42)
Total gains/(losses) recorded in other comprehensive income	(519)	315	—	(204)
Disposals	—	(90)	—	(90)
Maturity	(3,790)	—	—	(3,790)

Closing balance	57,333	89,111	655	147,099

The assets and liabilities whose fair value measurements are classified under Level 3 above do not have material impact on the profit or loss of the Group.

For the assets and liabilities measured at fair value on a recurring basis, during the year ended 31 December 2018, RMB11,215 million (2017: RMB19,275 million) debt securities were transferred from Level 1 to Level 2 within the fair value hierarchy, whereas RMB16,119 million (2017: RMB9,652 million) debt securities were transferred from Level 2 to Level 1. RMB3,491 million (2017: immaterial) equity securities were transferred from Level 1 to Level 2, whereas no material equity securities were transferred from Level 2 to Level 1 (2017: same).

For the years ended 31 December 2018 and 2017, there were no significant changes in the business or economic circumstances that affected the fair value of the Group’s financial assets and liabilities. There were also no reclassifications of financial assets.

As at 31 December 2018 and 2017, significant unobservable inputs such as the weighted average cost of capital and liquidity discount were used in the valuation of primary assets and liabilities at fair value classified as Level 3. The fair value was not significantly sensitive to reasonable changes in these significant unobservable inputs.

The table below presents information about the significant unobservable inputs used for primary assets and liabilities at fair value classified as Level 3 as at 31 December 2018 and 31 December 2017:

	Fair value	Valuation techniques	Significant unobservable inputs	Range	Relationships between fair value and unobservable inputs
Equity securities	31 December 2018: 34,388 31 December 2017: 24,884	Comparable companies approach	Liquidity discount	31 December 2018: 5%-25% 31 December 2017: 6%-25%	The fair value is inversely related to the liquidity discount
	31 December 2018: 23,976 31 December 2017: 21,215	Net Asset Value method	N/A	N/A	N/A
	31 December 2018: 37,847 31 December 2017: 36,530	Discounted cash flow method	Weighted average cost of capital	31 December 2018: 3.80%-7.50% 31 December 2017: 3.80%-7.50%	The fair value is inversely related to weighted average cost of capital
Debt securities	31 December 2018: 79,248 31 December 2017: 57,333	Discounted cash flow method	Weighted average cost of capital	31 December 2018: 4.00%-6.60% 31 December 2017: 4.00%-6.60%	The fair value is inversely related to weighted average cost of capital
Derivative financial liabilities	31 December 2018: (1,877) 31 December 2017: nil	Comparable companies approach	Liquidity discount	31 December 2018: 11% 31 December 2017: nil	The fair value is inversely related to the liquidity discount